UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut           5/15/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:            40
                                               -------------

                                                   256,248
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ------------------ ---------- --------  ------------------------
                                                            VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- --------  --- ---- ---------- --------  -------- -------- ------

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
Abgenix  Inc                      Common Stock   00339B107   3,945  166,500   SH        sole                 166,500
------------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Sys      Common Stock   00757T101   7,755  705,000   SH        sole                 705,000
------------------------------------------------------------------------------------------------------------------------------------
Alteon Inc                        Common Stock   02144G107      94   20,000   SH        sole                  20,000
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Pete Corp.               Common Stock   032511107     201    3,200   SH        sole                   3,200
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108   6,724  640,400   SH        sole                 640,400
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102  14,483  813,100   SH        sole                 813,100
------------------------------------------------------------------------------------------------------------------------------------
Arqule Inc                        Common Stock   04269E107   8,455  638,100   SH        sole                 638,100
------------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   Sponsored ADR  046353108  10,615  220,000   SH        sole                 220,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   9,516  198,000   SH        sole                 198,000
------------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105  32,305  520,000   SH        sole                 520,000
------------------------------------------------------------------------------------------------------------------------------------
Corvas Intl Inc                   Common Stock   221005101      90   10,000   SH        sole                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101   1,981  535,000   SH        sole                 535,000
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107   2,303   94,000   SH        sole                  94,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108  13,585  286,000   SH        sole                 286,000
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101   6,665  658,300   SH        sole                 658,300
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105   5,592  733,328   SH        sole                 733,328
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  15,453  306,000   SH        sole                 306,000
------------------------------------------------------------------------------------------------------------------------------------
Genomica Corp                     Common Stock   37243Q101     474   15,000   SH        sole                  15,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   8,060  248,000   SH        sole                 248,000
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105     220    5,500   SH        sole                   5,500
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108   6,680  694,000   SH        sole                 694,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   2,345   26,805   SH        sole                  26,805
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108     525    6,844   SH        sole                   6,844
------------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical Inc         Common Stock   576844104   5,594   621,500  SH        sole                 621,500
------------------------------------------------------------------------------------------------------------------------------------
Medicines Co                      Common Stock   584688105     135    12,100  SH        sole                  12,100
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102   4,470   124,600  SH        sole                 124,600
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106     446     9,751  SH        sole                   9,751
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   7,017   173,000  SH        sole                 173,000
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103  36,534   922,000  SH        sole                 922,000
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U102     620    12,315  SH        sole                  12,315
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U902   1,744       800  SH CALL   sole                     800
------------------------------------------------------------------------------------------------------------------------------------
Photomedex Inc                    Common Stock   719358103   1,233   240,500  SH        sole                 240,500
------------------------------------------------------------------------------------------------------------------------------------
Ribozyme Pharmaceuticals Inc      Common Stock   762567105   1,136   183,500  SH        sole                 183,500
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp              Common Stock   806605101   7,123   195,000  SH        sole                 195,000
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Sepracor Inc                      Common Stock   817315104  11,872   371,000  SH        sole                 371,000
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Tripos Inc                        Common Stock   896928108   3,454   304,600  SH        sole                 304,600
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Urocor Inc                        Common Stock   91727P105     808    85,000  SH        sole                  85,000
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Valentis Inc                      Common Stock   91913E104   1,998   394,593  SH        sole                 394,593
------------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common Stock   92829S104   9,146   538,000  SH        sole                 538,000
------------------------------------------------------------------------------------------------------------------------------------
Xoma Ltd                          ORD            G9825R107   4,852   673,600  SH        sole                 673,600
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